Summary of Significant Accounting Policies and Significant Concentrations and Risks (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)
Revenues	¥ 4,456,215	$ 648,129	¥ 8,363,724		¥ 8,376,099
Japan [Member]
Revenues	572,690	83,294	737,813		2,363,239
USA [Member]
Revenues	182,810	26,589	223,229		513,690
India [Member]
Revenues	260,624	37,906	330,738		18,970
Sales Revenue, Net [Member]
Revenues	¥ 4,456,215	$ 648,129	¥ 8,363,724		¥ 8,376,099
Concentration Risk, Percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Sales Revenue, Net [Member] | PRC [Member]
Revenues	¥ 2,646,767	$ 384,956	¥ 6,421,123		¥ 4,932,284
Concentration Risk, Percentage	59.00%	59.00%	77.00%	77.00%	59.00%	59.00%
Sales Revenue, Net [Member] | Japan [Member]
Revenues	¥ 572,690	$ 83,294	¥ 737,813		¥ 2,363,239
Concentration Risk, Percentage	13.00%	13.00%	9.00%	9.00%	28.00%	28.00%
Sales Revenue, Net [Member] | USA [Member]
Revenues	¥ 182,810	$ 26,589	¥ 223,229		¥ 513,690
Concentration Risk, Percentage	4.00%	4.00%	3.00%	3.00%	6.00%	6.00%
Sales Revenue, Net [Member] | Turkey [Member]
Revenues	¥ 2,421	$ 352	¥ 58,686		¥ 69,956
Concentration Risk, Percentage	0.00%	0.00%	0.00%	0.00%	1.00%	1.00%
Sales Revenue, Net [Member] | India [Member]
Revenues	¥ 260,624	$ 37,906	¥ 330,738		¥ 18,970
Concentration Risk, Percentage	6.00%	6.00%	4.00%	4.00%	0.00%	0.00%
Sales Revenue, Net [Member] | France [Member]
Revenues	¥ 1,990	$ 289	¥ 182		¥ 1,477
Concentration Risk, Percentage	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Sales Revenue, Net [Member] | Germany [Member]
Revenues	¥ 33,854	$ 4,924	¥ 11,365		¥ 3,089
Concentration Risk, Percentage	1.00%	1.00%	0.00%	0.00%	0.00%	0.00%
Sales Revenue, Net [Member] | England [Member]
Revenues	¥ 185	$ 27	¥ 861		¥ 88,129
Concentration Risk, Percentage	0.00%	0.00%	0.00%	0.00%	1.00%	1.00%
Sales Revenue, Net [Member] | Others [Member]
Revenues	¥ 422,010	$ 61,379	¥ 575,445		¥ 385,265
Concentration Risk, Percentage	9.00%	9.00%	7.00%	7.00%	5.00%	5.00%
Sales Revenue, Net [Member] | CHILE
Revenues	¥ 246,862	$ 35,905		$ 4,282		$ 0
Concentration Risk, Percentage	6.00%	6.00%	0.00%	0.00%	0.00%	0.00%
Sales Revenue, Net [Member] | EL SALVADOR
Revenues	¥ 86,002	$ 12,508		$ 0		$ 0
Concentration Risk, Percentage	2.00%	2.00%	0.00%	0.00%	0.00%	0.00%